Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following:

	As of December 31,
	2024	2025
	USD	USD
Accrued expenses and other current liabilities
Deposits received from customers	$17,830	$20,037
Accrued expenses	5,000	5,208
VAT and other taxes payable	188,570	197,657
Payroll payable	13,581	3,396
Total	$224,981	$226,298